Subsequent Events (Unaudited) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Minimum	Jun. 30, 2014 Maximum	Jul. 09, 2014 Subsequent Event Tranche A Term Loans	Jul. 09, 2014 Subsequent Event Tranche A Term Loans	Jul. 09, 2014 Subsequent Event Tranche B Term Loans	Jul. 09, 2014 Subsequent Event Tranche B Term Loans	Jul. 09, 2014 Subsequent Event Revolving Credit Facility	Jul. 09, 2014 Subsequent Event Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit facility					$ 375.0		$ 200.0		$ 75.0
Credit facility, Maturity date				Jul. 09, 2019		Jul. 09, 2019		Jul. 09, 2017
Debt instrument covenant interest coverage ratio		350.00%
Debt instrument covenant leverage ratio			500.00%
Debt instrument covenant interest coverage ratio effective date	Sep. 30, 2014